PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenue	$ 2,948	¥ 18,735		¥ 42,498		¥ 147,179
Total expenses	29	(183)		(1,616)		(1,431)
(Loss)/Profit for the year		(54,971)		22,921		(47,928)
Total comprehensive income for the year	(8,313)	(52,836)		24,179		(49,302)
Net cash flows from operating activities	(1,897)	(12,068)		(46,526)		(30,340)
Net cash flows used in investing activities	8,395	53,352		(5,168)		(2,453)
Net cash flows used in financing activities	(6,103)	(38,786)		48,595		42,822
Effect of foreign exchange rate changes, net	395	2,498		(3,099)		10,029
(LOSS)/PROFIT BEFORE INCOME TAX	(8,313)	(52,836)		24,179		(49,302)
Shanghai Onways [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,948	18,735	$ 5,606	35,631	$ 21,116	134,210
Total expenses	(5,084)	(32,312)	(6,036)	(38,362)	(18,922)	(120,264)
(Loss)/Profit for the year	(2,136)	(13,577)	(430)	(2,731)	2,194	13,946
Total comprehensive income for the year	(2,136)	(13,577)	(430)	(2,731)	2,194	13,946
Current assets	29,519	187,619	30,277	192,437
Non-current assets	19,914	126,573	24,084	153,073
Current liabilities	(6,406)	(40,716)	(7,465)	(47,445)
Non-current liabilities	(6,334)	(40,259)	(5,435)	(34,542)
Net cash flows from operating activities	(1,378)	(8,758)	(7,062)	(44,883)	(4,267)	(27,121)
Net cash flows used in investing activities	(237)	(1,509)	(882)	(5,608)	(417)	(2,648)
Net cash flows used in financing activities	(625)	(3,972)	7,660	48,688	6,783	43,109
Effect of foreign exchange rate changes, net
Net increase in cash and cash equivalents	(2,240)	(14,239)	(284)	(1,803)	2,099	13,340
(LOSS)/PROFIT BEFORE INCOME TAX	$ (2,136)	¥ (13,577)	$ (430)	¥ (2,731)	$ 2,194	¥ 13,946